Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

Shares		Value
COMMON STOCKS – 93.82%
Austria – 1.09%
215,441	Erste Group Bank AG	$28,834,181
Brazil – 4.59%
13,718,700	Ambev SA	43,290,321
698,190	Embraer SA Sponsored – ADR	44,544,522
5,072,800	Telefonica Brasil SA(a)	33,361,401
		121,196,244
Canada – 2.71%
1,701,297	CAE, Inc.(a)	42,634,503
1,302,223	Open Text Corp.	28,844,239
		71,478,742
China – 4.25%
5,194,000	Alibaba Group Holding Ltd.	62,268,021
840,700	NetEase, Inc.	21,590,672
709,550	Trip.com Group Ltd.(a)	28,211,862
		112,070,555
France – 15.62%
371,140	BNP Paribas SA	43,346,614
389,530	Capgemini SE	39,105,916
2,626,800	Carrefour SA	48,766,498
170,385	Kering SA	48,196,264
640,962	Pernod Ricard SA	46,590,113
442,218	Publicis Groupe SA	43,701,263
954,953	Sanofi SA	81,651,958
330,293	Societe BIC SA	21,523,842
680,170	Sodexo SA	39,341,568
		412,224,036
Germany – 8.22%
82,295	Beiersdorf AG	7,087,541
553,900	Deutsche Post AG	33,675,151
1,077,553	Fresenius Medical Care AG	48,781,649
752,936	Henkel AG & Co. KGaA	59,586,111
439,025	SAP SE	67,674,924
		216,805,376
Shares		Value
Hong Kong – 1.99%
43,828,700	Budweiser Brewing Co. APAC Ltd.(b)	$34,201,906
29,822,000	First Pacific Co. Ltd.	18,294,549
		52,496,455
Ireland – 1.09%
313,701	Kerry Group Plc – Class A	28,775,990
Israel – 1.01%
291,788	Nice Ltd. Sponsored – ADR(a)	26,508,940
Italy – 2.34%
380,372	Buzzi SpA	19,483,605
6,147,854	Intesa Sanpaolo SpA	42,255,979
		61,739,584
Japan – 11.47%
3,550,700	Astellas Pharma, Inc.	47,496,525
1,884,800	Bridgestone Corp.	39,742,157
4,868,900	Honda Motor Co. Ltd.	43,857,905
1,960,700	Kubota Corp.	32,807,382
993,000	Makita Corp.	35,709,514
1,093,500	Sumitomo Mitsui Trust Group, Inc.	40,831,263
1,952,283	Takeda Pharmaceutical Co. Ltd.	62,228,330
		302,673,076
Mexico – 7.34%
743,485	America Movil SAB de CV – ADR	19,323,175
16,897,170	America Movil SAB de CV – Class B	21,885,398
1,484,946	Cemex SAB de CV Sponsored – ADR	17,819,352
28,522,666	Fibra Uno Administracion SA de CV	48,882,019
12,161,718	Kimberly-Clark de Mexico SAB de CV – Class A	26,934,858
20,037,174	Wal-Mart de Mexico SAB de CV	58,859,736
		193,704,538
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

Shares		Value
Netherlands – 5.43%
430,461	DSM-Firmenich AG	$40,858,234
688,132	Heineken Holding NV	52,401,310
1,839,286	Koninklijke Philips NV	50,018,747
		143,278,291
Russia – 0.00%
1,013,133	Mobile TeleSystems PJSC(a),(c)	—
Singapore – 1.83%
17,279,700	Wilmar International Ltd.	48,225,618
Sweden – 1.32%
1,230,531	Essity AB – Class B	34,840,980
Switzerland – 7.03%
202,240	Cie Financiere Richemont SA – Class A Registered	46,682,732
166,642	Novartis AG Registered	26,044,881
57,090	Swatch Group AG Bearer	13,952,144
1,063,581	Swatch Group AG Registered	51,634,647
954,068	UBS Group AG Registered	47,284,689
		185,599,093
Taiwan – 0.84%
281,000	Taiwan Semiconductor Manufacturing Co. Ltd.	22,168,169
United Kingdom – 14.26%
2,331,445	Diageo Plc	46,955,537
Shares		Value
1,798,807	GSK Plc	$47,223,908
9,539,599	J Sainsbury Plc	40,482,318
8,787,680	Kingfisher Plc	32,994,863
4,197,106	Mondi Plc	38,104,183
2,589,706	National Grid Plc	42,713,915
769,180	Reckitt Benckiser Group Plc	50,099,463
550,787	Shell Plc	21,400,826
2,701,110	Smith & Nephew Plc	39,036,976
5,577,518	WPP Plc	17,300,578
		376,312,567
United States – 1.39%
3,267,931	CNH Industrial NV	36,698,865
TOTAL COMMON STOCKS (Cost $2,279,822,132)		$2,475,631,300
PREFERRED STOCKS – 3.56%
Brazil – 1.48%
5,327,200	Petroleo Brasileiro SA – Petrobras, 3.232%(d)	$39,007,450
Russia – 0.00%
21,512,699	Surgutneftegas PAO(a),(c)	—
South Korea – 0.73%
136,410	Samsung Electronics Co. Ltd., 0.791%(d)	19,236,859
Spain – 1.35%
4,965,912	Grifols SA – Class B, 1.468%(d)	35,780,289
TOTAL PREFERRED STOCKS (Cost $101,410,237)		$94,024,598

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.81%
Money Market Funds — 2.81%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(e)	74,197,640	$74,197,640
TOTAL SHORT-TERM INVESTMENTS (Cost $74,197,640)		$74,197,640
Total Investments (Cost $2,455,430,009) – 100.19%		$2,643,853,538
Liabilities in Excess of Other Assets – (0.19)%		(5,122,333)
TOTAL NET ASSETS – 100.00%		$2,638,731,205

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,201,906 which represented 1.30% of the net assets of the Fund.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2026.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.31%
Air Freight & Logistics	1.28%
Automobile Components	1.51%
Automobiles	1.66%
Banks	5.88%
Beverages	8.47%
Broadline Retail	2.36%
Capital Markets	1.79%
Chemicals	1.55%
Commercial Services & Supplies	0.82%
Construction Materials	1.42%
Consumer Staples Distribution & Retail	5.61%
Diversified Real Estate Investment Trusts	1.85%
Diversified Telecommunication Services	1.26%
Entertainment	0.82%
Food Products	3.61%
Health Care Equipment & Supplies	3.37%
Health Care Providers & Services	1.85%
Hotels, Restaurants & Leisure	2.56%
Household Products	6.50%
IT Services	1.48%
Machinery	3.98%
Media	2.32%
Multi-Utilities	1.62%
Oil, Gas & Consumable Fuels	0.81%
Paper & Forest Products	1.44%
Personal Care Products	0.27%
Pharmaceuticals	10.03%
Semiconductors & Semiconductor Equipment	0.84%
Software	4.66%
Specialty Retail	1.25%
Textiles, Apparel & Luxury Goods	6.08%
Wireless Telecommunication Services	1.56%
TOTAL COMMON STOCKS	93.82%
PREFERRED STOCKS
Biotechnology	1.35%
Oil, Gas & Consumable Fuels	1.48%
Technology Hardware, Storage & Peripherals	0.73%
TOTAL PREFERRED STOCKS	3.56%
SHORT-TERM INVESTMENTS	2.81%
TOTAL INVESTMENTS	100.19%
Liabilities in Excess of Other Assets	(0.19)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

Shares		Value
COMMON STOCKS – 95.23%
Austria – 2.26%
13,936	Erste Group Bank AG	$1,865,166
Brazil – 2.86%
317,300	Ambev SA	1,001,262
86,020	Embraer SA	1,363,876
		2,365,138
Canada – 0.96%
31,716	CAE, Inc.(a)	794,803
China – 3.14%
101,300	Alibaba Group Holding Ltd.	1,214,430
38,500	NetEase, Inc.	988,749
1,748,000	Topsports International Holdings Ltd.	388,657
		2,591,836
France – 11.45%
8,847	Capgemini SE	888,173
34,728	Carrefour SA	644,725
4,405	Kering SA	1,246,028
14,187	Pernod Ricard SA	1,031,222
13,035	Publicis Groupe SA	1,288,156
22,327	Sanofi SA	1,909,040
16,825	Sodexo SA	973,171
19,077	TotalEnergies SE	1,475,139
		9,455,654
Germany – 3.24%
3,319	Heidelberg Materials AG	633,166
13,259	SAP SE	2,043,851
		2,677,017
Hong Kong – 1.72%
155,200	AIA Group Ltd.	1,420,892
Indonesia – 0.90%
4,848,700	Bank Rakyat Indonesia Persero Tbk PT	742,403
Ireland – 1.72%
8,182	ICON Plc(a)	1,421,295
Japan – 1.01%
26,200	Takeda Pharmaceutical Co. Ltd.	835,116
Shares		Value
Mexico – 2.70%
332,466	Fibra Uno Administracion SA de CV	$569,779
564,306	Wal-Mart de Mexico SAB de CV	1,657,664
		2,227,443
Netherlands – 2.01%
19,770	Heineken NV	1,659,941
Switzerland – 2.97%
2,948	Cie Financiere Richemont SA – Class A Registered	680,482
35,734	UBS Group AG Registered	1,771,017
		2,451,499
Taiwan – 4.65%
30,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,366,709
10,000	Wiwynn Corp.	1,477,196
		3,843,905
United Kingdom – 11.29%
80,679	GSK Plc	2,118,058
18,526	Imperial Brands Plc	684,700
8,610	London Stock Exchange Group Plc	930,875
101,457	Mondi Plc	921,096
69,700	National Grid Plc	1,149,613
14,028	Reckitt Benckiser Group Plc	913,694
22,357	Shell Plc Sponsored – ADR	1,733,562
60,176	Smith & Nephew Plc	869,675
		9,321,273
United States – 42.35%
3,184	Alphabet, Inc. – Class A	1,137,866
19,053	Amdocs Ltd.	962,939
8,631	Arch Capital Group Ltd.(a)	837,725
7,262	Arthur J Gallagher & Co.	1,667,137
25,862	Bank of America Corp.	1,473,617
12,758	Becton Dickinson & Co.	1,930,668
6,754	Cigna Group	1,861,943
11,525	Citigroup, Inc.	1,613,039

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

Shares		Value
17,332	Cognizant Technology Solutions Corp. – Class A	$671,268
44,150	Comcast Corp. – Class A	1,083,882
10,971	CVS Health Corp.	1,134,950
4,171	Emerson Electric Co.	597,079
8,742	EPAM Systems, Inc.(a)	693,678
9,265	Equifax, Inc.	1,470,541
11,011	Evergy, Inc.	951,681
4,083	FedEx Corp.	1,278,510
12,495	Fiserv, Inc.(a)	612,880
31,310	Halliburton Co.	1,062,975
2,323	HCA Healthcare, Inc.	905,714
1,019	McKesson Corp.	769,956
12,845	Merck & Co., Inc.	1,650,582
8,224	Mohawk Industries, Inc.(a)	997,818
52,536	Pfizer, Inc.	1,265,067
3,501	PNC Financial Services Group, Inc.	862,016
5,422	Progressive Corp.	1,184,436
Shares		Value
19,947	Textron, Inc.	$1,829,738
3,262	UnitedHealth Group, Inc.	1,355,785
15,007	Wells Fargo & Co.	1,240,178
12,756	Westlake Corp.	931,188
13,030	Zoetis, Inc.	936,336
		34,971,192
TOTAL COMMON STOCKS (Cost $63,687,676)		$78,644,573
PREFERRED STOCKS – 3.06%
South Korea – 2.24%
13,141	Samsung Electronics Co. Ltd., 0.791%(b)	$1,853,175
Spain – 0.82%
95,312	Grifols SA – Class B – ADR, 1.336%(b)	674,809
TOTAL PREFERRED STOCKS (Cost $1,524,665)		$2,527,984

	Shares	Value
SHORT-TERM INVESTMENTS – 1.80%
Money Market Funds — 1.80%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(c)	1,489,093	$1,489,093
TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,093)		$1,489,093
Total Investments (Cost $66,701,434) – 100.09%		$82,661,650
Liabilities in Excess of Other Assets – (0.09)%		(74,079)
TOTAL NET ASSETS – 100.00%		$82,587,571

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of June 30, 2026.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited)

COMMON STOCKS
Aerospace & Defense	4.83%
Air Freight & Logistics	1.55%
Banks	9.44%
Beverages	4.47%
Broadline Retail	1.47%
Capital Markets	3.28%
Chemicals	1.13%
Construction Materials	0.77%
Consumer Staples Distribution & Retail	2.79%
Diversified Real Estate Investment Trusts	0.69%
Diversified Telecommunication Services	1.31%
Electric Utilities	1.15%
Electrical Equipment	0.72%
Energy Equipment & Services	1.29%
Entertainment	1.20%
Financial Services	0.74%
Health Care Equipment & Supplies	3.39%
Health Care Providers & Services	7.30%
Hotels, Restaurants & Leisure	1.18%
Household Durables	1.21%
Household Products	1.11%
Insurance	6.19%
Interactive Media & Services	1.38%
IT Services	3.89%
Life Sciences Tools & Services	1.72%
Media	1.56%
Multi-Utilities	1.39%
Oil, Gas & Consumable Fuels	3.89%
Paper & Forest Products	1.12%
Pharmaceuticals	10.54%
Professional Services	1.78%
Semiconductors & Semiconductor Equipment	2.86%
Software	2.47%
Specialty Retail	0.47%
Technology Hardware, Storage & Peripherals	1.79%
Textiles, Apparel & Luxury Goods	2.33%
Tobacco	0.83%
TOTAL COMMON STOCKS	95.23%
PREFERRED STOCKS
Biotechnology	0.82%
Technology Hardware, Storage & Peripherals	2.24%
TOTAL PREFERRED STOCKS	3.06%

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited) (continued)

SHORT-TERM INVESTMENTS	1.80%
TOTAL INVESTMENTS	100.09%
Liabilities in Excess of Other Assets	(0.09)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

Shares		Value
COMMON STOCKS – 97.04%
Austria – 1.64%
160,655	Erste Group Bank AG	$21,501,735
Brazil – 8.16%
344,334	Embraer SA Sponsored – ADR	21,968,509
1,515,652	Engie Brasil Energia SA	10,226,093
1,908,088	JBS NV – Class A	22,610,843
2,115,300	Suzano SA	16,287,929
3,060,460	Telefonica Brasil SA(a)	20,127,194
3,791,800	TIM SA	16,063,899
		107,284,467
Chile – 0.23%
787,344	Empresa Nacional de Telecomunicaciones SA	3,074,345
China – 14.64%
4,450,000	Alibaba Group Holding Ltd.	53,348,613
3,621,000	BYD Electronic International Co. Ltd.	9,731,398
7,316,000	China Resources Beer Holdings Co. Ltd.	19,926,539
4,427,200	Haier Smart Home Co. Ltd. – Class H	11,324,377
1,405,900	NetEase, Inc.	36,106,013
35,551,000	Topsports International Holdings Ltd.	7,904,553
17,346,000	TravelSky Technology Ltd. – Class H	17,918,994
710,750	Trip.com Group Ltd.(a)	28,259,574
365,600	ZTO Express Cayman, Inc.	8,090,360
		192,610,421
Greece – 2.00%
1,184,539	Hellenic Telecommunications Organization SA	26,303,710
Shares		Value
Hong Kong – 2.63%
2,140,800	AIA Group Ltd.	$19,599,527
2,874,000	Galaxy Entertainment Group Ltd.	10,819,288
6,440,600	Wynn Macau Ltd.(e)	4,154,847
		34,573,662
India – 4.21%
1,462,839	Embassy Office Parks REIT	6,770,510
3,728,805	HDFC Bank Ltd.	31,469,089
1,751,027	IndusInd Bank Ltd.	17,124,237
		55,363,836
Indonesia – 5.40%
207,931,011	Bank Rakyat Indonesia Persero Tbk PT	31,837,112
55,554,945	Indofood Sukses Makmur Tbk PT	20,739,891
139,157,300	Telkom Indonesia Persero Tbk PT	18,484,448
		71,061,451
Kazakhstan – 1.29%
195,634	Kaspi.KZ JSC – ADR	16,949,730
Mexico – 6.65%
342,717	America Movil SAB de CV – ADR	8,907,215
1,586,133	America Movil SAB de CV – Class B	2,054,377
12,259,028	Fibra Uno Administracion SA de CV	21,009,468
1,143,704	Kimberly-Clark de Mexico SAB de CV – ADR	12,638,958
1,621,162	Kimberly-Clark de Mexico SAB de CV – Class A	3,590,428
2,131,503	Prologis Property Mexico SA de CV	9,240,271
10,233,735	Wal-Mart de Mexico SAB de CV	30,061,871
		87,502,588

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

Shares		Value
Panama – 4.24%
334,380	Bladex, Inc.	$20,554,339
226,485	Copa Holdings SA – Class A	35,234,271
		55,788,610
Philippines – 2.43%
20,391,579	Bank of the Philippine Islands	31,986,361
Poland – 1.23%
94,609	Erste Bank Polska SA	16,228,715
Russia – 0.00%
236,429	LUKOIL PJSC(a),(b)	—
4,858,073	Mobile TeleSystems PJSC(a),(b)	—
7,919,891	Sberbank of Russia PJSC(a),(b)	—
31,423,480	Sistema AFK PAO(a),(b)	—
		—
Saudi Arabia – 0.93%
1,193,015	Saudi National Bank	12,281,263
Singapore – 1.34%
6,291,793	Wilmar International Ltd.	17,559,657
Slovenia – 1.65%
436,334	Nova Ljubljanska Banka – GDR Registered	21,662,225
South Africa – 0.92%
870,107	Absa Group Ltd.	12,122,778
South Korea – 16.18%
193,128	Hana Financial Group, Inc.	14,425,503
291,512	Hankook Tire & Technology Co. Ltd.	11,759,444
551,805	Samsung Electronics Co. Ltd.	122,444,008
Shares		Value
142,272	Shinhan Financial Group Co. Ltd.	$8,920,405
31,304	SK Hynix, Inc.	55,238,492
		212,787,852
Sweden – 3.09%
447,962	Millicom International Cellular SA	40,657,031
Taiwan – 14.41%
4,978,398	Chailease Holding Co. Ltd.	18,412,089
1,755,900	Taiwan Semiconductor Manufacturing Co. Ltd.	138,523,445
221,000	Wiwynn Corp.	32,646,037
		189,581,571
Thailand – 0.52%
34,904,081	3BB Internet Infrastructure Fund	6,839,969
United Kingdom – 2.47%
359,732	HSBC Holdings Plc	6,802,279
437,583	TBC Bank Group Plc	25,709,148
		32,511,427
United States – 0.78%
352,839	Globant SA(a)	10,211,161
TOTAL COMMON STOCKS (Cost $995,689,413)		$1,276,444,565
PREFERRED STOCKS – 1.98%
Brazil – 1.98%
3,552,457	Petroleo Brasileiro SA – Petrobras, 3.232%(c)	$26,012,219
TOTAL PREFERRED STOCKS (Cost $15,693,823)		$26,012,219

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.18%
Money Market Funds — 1.18%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(d)	15,554,030	$15,554,030
TOTAL SHORT-TERM INVESTMENTS (Cost $15,554,030)		$15,554,030
Total Investments (Cost $1,026,937,266) – 100.20%		$1,318,010,814
Liabilities in Excess of Other Assets – (0.20)%		(2,660,068)
TOTAL NET ASSETS – 100.00%		$1,315,350,746

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2026.
(e)
Affiliated issuer. The following issuer was affiliated with the Emerging Markets Fund as defined in
Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuer as of June 30, 2026:

Issuer Name	Value At March 31, 2026	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At June 30, 2026	Dividend Income
Wynn Macau Ltd.	$4,533,260	$—	$—	$—	$(378,413)	$4,154,847	$183,246
	$4,533,260	$—	$—	$—	$(378,413)	$4,154,847	$183,246

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.67%
Air Freight & Logistics	0.62%
Automobile Components	0.89%
Banks	19.16%
Beverages	1.51%
Broadline Retail	4.06%
Consumer Finance	1.29%
Consumer Staples Distribution & Retail	2.28%
Diversified Real Estate Investment Trusts	1.60%
Diversified Telecommunication Services	5.45%
Electronic Equipment, Instruments & Components	0.74%
Entertainment	2.74%
Financial Services	2.96%
Food Products	4.64%
Hotels, Restaurants & Leisure	4.65%
Household Durables	0.86%
Household Products	1.23%
Independent Power and Renewable Electricity Producers	0.78%
Industrial Real Estate Investment Trusts	0.70%
Insurance	1.49%
IT Services	0.78%
Office Real Estate Investment Trusts	0.52%
Oil, Gas & Consumable Fuels	0.00%
Paper & Forest Products	1.24%
Passenger Airlines	2.68%
Semiconductors & Semiconductor Equipment	14.73%
Specialty Retail	0.60%
Technology Hardware, Storage & Peripherals	11.79%
Wireless Telecommunication Services	5.38%
TOTAL COMMON STOCKS	97.04%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	1.98%
TOTAL PREFERRED STOCKS	1.98%
SHORT-TERM INVESTMENTS	1.18%
TOTAL INVESTMENTS	100.20%
Liabilities in Excess of Other Assets	(0.20)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

Shares		Value
COMMON STOCKS – 92.31%
Austria – 1.44%
599,204	Addiko Bank AG(a)	$18,827,889
Belgium – 0.83%
3,919,202	Ontex Group NV(a)	10,822,988
Brazil – 2.42%
1,999,040	Embraer SA	31,695,450
Canada – 9.37%
1,045,091	CAE, Inc.(a)	26,189,980
1,580,422	Canfor Corp.(a)	15,021,392
663,413	Corby Spirit and Wine Ltd.	7,400,101
1,156,725	Dorel Industries, Inc. – Class B(a)	1,427,300
57,845	Lassonde Industries, Inc. – Class A	8,768,621
1,182,454	Open Text Corp.	26,191,356
1,941,710	Pason Systems, Inc.	16,880,863
685,652	Winpak Ltd.	20,991,370
		122,870,983
China – 0.01%
37,400	Chervon Holdings Ltd.	79,412
France – 9.67%
1,230,379	Carrefour SA	22,841,966
1,528,018	Euroapi SA(a)	2,330,726
265,205	LISI SA	19,924,761
92,661	LISI SA (PRIME)	6,955,952
137,000	LISI SA Registered (2027)	10,284,428
116,658	LISI SA Registered (2028)	8,757,378
509,503	Societe BIC SA	33,202,224
388,005	Sodexo SA	22,442,514
		126,739,949
Germany – 1.64%
91,918	Draegerwerk AG & Co. KGaA	7,506,410
635,249	Springer Nature AG & Co. KGaA	14,052,176
		21,558,586
Hong Kong – 4.67%
2,059,500	Dickson Concepts International Ltd.	1,622,843
Shares		Value
44,257,000	First Pacific Co. Ltd.	$27,149,818
39,010,020	PAX Global Technology Ltd.	16,712,505
57,054,000	Pico Far East Holdings Ltd.	15,808,711
		61,293,877
Hungary – 1.89%
2,906,934	Magyar Telekom Telecommunications Plc	24,741,747
Indonesia – 2.80%
98,471,800	Indofood Sukses Makmur Tbk PT	36,761,704
Israel – 1.26%
181,849	Nice Ltd. Sponsored – ADR(a)	16,520,982
Japan – 10.60%
1,006,300	Futaba Corp.	3,452,319
1,403,800	H.U. Group Holdings, Inc.	28,520,810
548,600	Kaken Pharmaceutical Co. Ltd.	12,984,315
606,700	Kissei Pharmaceutical Co. Ltd.	15,313,270
1,208,544	Komori Corp.	11,208,691
2,047,500	Medipal Holdings Corp.	33,174,230
26,200	Mitsubishi Pencil Co. Ltd.	437,328
975,000	Pilot Corp.	10,170,661
2,640,800	Sysmex Corp.	23,756,395
		139,018,019
Luxembourg – 1.56%
11,729,700	Samsonite Group SA(b)	20,454,716
Mexico – 8.72%
16,147,760	Bolsa Mexicana de Valores SAB de CV	32,180,097
32,000,124	Consorcio ARA SAB de CV	8,838,347

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

Shares		Value
23,187,906	Fibra Uno Administracion SA de CV	$39,739,331
3,355,351	Qualitas Controladora SAB de CV	33,621,624
		114,379,399
Netherlands – 0.70%
204,778	Aalberts NV	9,142,676
Slovenia – 3.34%
339,566	Nova Ljubljanska Banka – GDR(b)	16,858,084
543,836	Nova Ljubljanska Banka – GDR Registered	26,999,266
		43,857,350
South Korea – 4.66%
225,740	Binggrae Co. Ltd.	9,361,749
469,166	Hankook Tire & Technology Co. Ltd.	18,925,916
707,886	S-1 Corp.	32,760,205
		61,047,870
Spain – 2.26%
21,560,803	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,611,720
Sweden – 1.26%
181,420	Millicom International Cellular SA	16,465,679
Switzerland – 3.75%
17,726	Bystronic AG	3,123,919
1,751,124	Montana Aerospace AG(a),(b),(e)	46,030,479
		49,154,398
United Kingdom – 18.45%
908,600	Burberry Group Plc(a)	12,836,073
Shares		Value
22,784,810	C&C Group Plc(e)	$28,409,539
12,498,539	Card Factory Plc	11,124,300
17,869,407	Hays Plc	7,390,557
23,955,546	ITV Plc	25,590,840
5,660,236	J Sainsbury Plc	24,019,822
7,160,845	LSL Property Services Plc(e)	19,566,918
2,874,400	Mondi Plc	26,095,758
4,181,975	Moonpig Group Plc	13,279,952
8,052,958	Morgan Advanced Materials Plc	22,765,824
6,941,203	Pagegroup Plc	9,800,908
3,623,072	QinetiQ Group Plc	20,310,555
2,834,148	Travis Perkins Plc	20,766,466
		241,957,512
United States – 1.01%
458,128	Globant SA(a)	13,258,224
TOTAL COMMON STOCKS (Cost $1,124,563,923)		$1,210,261,130
PREFERRED STOCKS – 4.44%
Germany – 1.87%
260,086	Draegerwerk AG & Co. KGaA, 2.768%(c)	$24,519,282
Spain – 2.57%
4,768,459	Grifols SA – Class B – ADR, 1.336%(c)	33,760,690
TOTAL PREFERRED STOCKS (Cost $52,230,782)		$58,279,972
INVESTMENT COMPANIES – 2.01%
Canada – 2.01%
1,432,206	Sprott Physical Uranium Trust(a)	$26,346,733
TOTAL INVESTMENT COMPANIES (Cost $25,003,098)		$26,346,733

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.01%
Money Market Funds — 1.01%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(d)	13,186,299	$13,186,299
TOTAL SHORT-TERM INVESTMENTS (Cost $13,186,299)		$13,186,299
Total Investments (Cost $1,214,984,102) – 99.77%		$1,308,074,134
Other Assets in Excess of Liabilities – 0.23%		2,982,427
TOTAL NET ASSETS – 100.00%		$1,311,056,561

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $83,343,279 which represented 6.36% of the net assets of the Fund.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of June 30, 2026.
(e)
Affiliated issuer. The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of June 30, 2026:

Issuer Name	Value At March 31, 2026	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At June 30, 2026	Dividend Income
C&C Group Plc	$33,814,272	$—	$(31,501)	$(30,698)	$(5,342,534)	$28,409,539	$969,694
LSL Property Services Plc	21,136,152	—	—	—	(1,569,234)	19,566,918	710,043
Montana Aerospace AG	55,696,557	1,435,674	—	—	(11,101,752)	46,030,479	—
	$110,646,981	$1,435,674	$(31,501)	$(30,698)	$(18,013,520)	$94,006,936	$1,679,737

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited)

COMMON STOCKS
Aerospace & Defense	12.99%
Automobile Components	1.44%
Banks	4.78%
Beverages	2.73%
Capital Markets	2.46%
Commercial Services & Supplies	5.84%
Consumer Staples Distribution & Retail	3.57%
Containers & Packaging	1.60%
Diversified Real Estate Investment Trusts	3.03%
Diversified Telecommunication Services	1.89%
Electrical Equipment	0.26%
Electronic Equipment, Instruments & Components	1.27%
Energy Equipment & Services	1.29%
Food Products	6.26%
Health Care Equipment & Supplies	2.38%
Health Care Providers & Services	4.71%
Hotels, Restaurants & Leisure	1.71%
Household Durables	0.79%
Insurance	4.82%
IT Services	1.01%
Machinery	3.53%
Media	4.23%
Paper & Forest Products	3.13%
Personal Care Products	0.83%
Pharmaceuticals	2.34%
Professional Services	1.31%
Real Estate Management & Development	1.49%
Software	3.26%
Specialty Retail	1.98%
Textiles, Apparel & Luxury Goods	2.54%
Trading Companies & Distributors	1.58%
Wireless Telecommunication Services	1.26%
TOTAL COMMON STOCKS	92.31%
PREFERRED STOCKS
Biotechnology	2.57%
Health Care Equipment & Supplies	1.87%
TOTAL PREFERRED STOCKS	4.44%
INVESTMENT COMPANIES
Trading Companies & Distributors	2.01%
TOTAL INVESTMENT COMPANIES	2.01%

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — June 30, 2026 (Unaudited) (continued)

SHORT-TERM INVESTMENTS	1.01%
TOTAL INVESTMENTS	99.77%
Other Assets in Excess of Liabilities	0.23%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

Shares		Value
COMMON STOCKS – 93.19%
Aerospace & Defense – 12.09%
379,872	CAE, Inc.(a)	$9,519,592
215,987	Hexcel Corp.	21,611,659
52,908	Moog, Inc. – Class A	22,424,527
618,891	Park Aerospace Corp.	23,616,881
		77,172,659
Beverages – 3.03%
496,619	Molson Coors Beverage Co. – Class B	19,348,276
Biotechnology – 0.00%
11,508	PDL BioPharma, Inc.(a),(b)	— (c)
Building Products – 0.56%
65,427	Fortune Brands Innovations, Inc.	3,591,942
Chemicals – 4.29%
134,463	Minerals Technologies, Inc.	9,946,228
255,429	Scotts Miracle-Gro Co.	17,397,269
		27,343,497
Commercial Services & Supplies – 3.97%
159,222	Brady Corp. – Class A	14,579,959
40,722	UniFirst Corp.	10,769,340
		25,349,299
Communications Equipment – 1.30%
354,674	NETGEAR, Inc.(a)	8,281,638
Construction & Engineering – 3.51%
1,330,306	Orion Group Holdings, Inc.(a)	22,375,747
Consumer Staples Distribution & Retail – 3.45%
248,669	Ingles Markets, Inc. – Class A	22,027,100
Containers & Packaging – 4.63%
296,963	Sonoco Products Co.	16,733,865
417,579	Winpak Ltd.	12,784,263
		29,518,128
Electronic Equipment, Instruments & Components – 3.17%
1,501,672	Arlo Technologies, Inc.(a)	20,242,539
Shares		Value
Energy Equipment & Services – 2.53%
651,958	Innovex International, Inc.(a)	$16,168,558
Food Products – 8.53%
927,447	Campbell's Company	20,654,245
905,505	Conagra Brands, Inc.	12,188,097
103,398	Ingredion, Inc.	9,792,825
273,063	Lamb Weston Holdings, Inc.	11,790,860
		54,426,027
Health Care Equipment & Supplies – 2.84%
532,616	LENSAR, Inc.(a)	3,041,237
218,681	Utah Medical Products, Inc.(f)	15,084,615
		18,125,852
Hotels, Restaurants & Leisure – 2.78%
482,794	Papa John's International, Inc.	17,752,335
Household Durables – 3.49%
164,960	Dorel Industries, Inc. – Class B(a)	203,547
181,863	Mohawk Industries, Inc.(a)	22,065,438
		22,268,985
Household Products – 0.53%
87,944	Central Garden & Pet Co. – Class A(a)	3,409,589
IT Services – 2.74%
221,897	Amdocs Ltd.	11,214,675
217,562	Globant SA(a)	6,296,244
		17,510,919
Leisure Products – 2.26%
1,228,031	American Outdoor Brands, Inc.(a),(f)	14,417,084
Machinery – 10.76%
199,676	Graham Corp.(a)	24,717,892
191,387	Hurco Companies, Inc.(a)	4,381,805
412,979	Kennametal, Inc.	14,474,914
416,910	L.B. Foster Co. – Class A(a)	18,831,825
43,238	Timken Co.	6,283,346
		68,689,782

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

Shares		Value
Oil, Gas & Consumable Fuels – 2.61%
505,778	World Kinect Corp.	$16,660,327
Paper & Forest Products – 0.56%
374,967	Canfor Corp.(a)	3,563,938
Personal Care Products – 4.58%
1,088,750	Edgewell Personal Care Co.	29,243,825
Pharmaceuticals – 4.93%
469,054	Elanco Animal Health, Inc.(a)	11,543,419
421,675	Prestige Consumer Healthcare, Inc.(a)	19,932,577
		31,475,996
Professional Services – 0.71%
1,057,934	Resources Connection, Inc.	4,496,220
Software – 2.39%
75,538	Nice Ltd. Sponsored – ADR(a)	6,862,627
378,563	Open Text Corp.	8,385,171
		15,247,798
Shares		Value
Trading Companies & Distributors – 0.95%
50,732	MSC Industrial Direct Co., Inc. – Class A	$6,034,571
TOTAL COMMON STOCKS (Cost $489,457,356)		$594,742,631
PREFERRED STOCKS – 1.83%
Biotechnology – 1.83%
1,647,438	Grifols SA – Class B – ADR, 1.336%(d)	$11,663,861
TOTAL PREFERRED STOCKS (Cost $13,855,585)		$11,663,861
INVESTMENT COMPANIES – 0.58%
Trading Companies & Distributors – 0.58%
201,504	Sprott Physical Uranium Trust(a)	$3,706,849
TOTAL INVESTMENT COMPANIES (Cost $3,614,217)		$3,706,849

	Shares	Value
SHORT-TERM INVESTMENTS – 4.22%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%, (e)	26,900,339	$26,900,339
TOTAL SHORT-TERM INVESTMENTS (Cost $26,900,339)		$26,900,339
Total Investments (Cost $533,827,497) – 99.82%		$637,013,680
Other Assets in Excess of Liabilities – 0.18%		1,162,287
TOTAL NET ASSETS – 100.00%		$638,175,967

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Value rounds to less than one.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of June 30, 2026.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

(f)
Affiliated issuer. The following issuers were affiliated with the Small Cap Value Fund as defined in
Section (2)(a)(3) of the 1940 Act, as this Fund held 5% or more of the outstanding voting securities of the following issuers as of June 30, 2026:

Issuer Name	Value At March 31, 2026	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Value At June 30, 2026	Dividend Income
American Outdoor Brands, Inc.	$11,198,716	$271,174	$—	$—	$2,947,194	$14,417,084	$—
Utah Medical Products, Inc.	12,174,960	1,528,914	—	—	1,380,741	15,084,615	67,791
	$23,373,676	$1,800,088	$—	$—	$4,327,935	$29,501,699	$67,791

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — June 30, 2026 (Unaudited)

COMMON STOCKS
Canada	5.40%
Israel	1.08%
United States	86.71%
TOTAL COMMON STOCKS	93.19%
PREFERRED STOCKS
Spain	1.83%
TOTAL PREFERRED STOCKS	1.83%
INVESTMENT COMPANIES
Canada	0.58%
TOTAL INVESTMENT COMPANIES	0.58%
SHORT-TERM INVESTMENTS	4.22%
TOTAL INVESTMENTS	99.82%
Other Assets in Excess of Liabilities	0.18%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 8.69%
Federal Home Loan Mortgage Corporation – 2.93%
Pool A9-3505 4.500%, 8/1/2040	32,348	$32,029
Pool G0-6018 6.500%, 4/1/2039	7,810	8,266
Pool G1-8578 3.000%, 12/1/2030	221,988	216,041
Pool SD-2873 3.000%, 1/1/2052	1,851,586	1,643,923
Pool SD-8001 3.500%, 7/1/2049	158,422	145,405
Pool SD-8003 4.000%, 7/1/2049	157,304	149,144
		2,194,808
Federal National Mortgage Association – 5.76%
Pool 934124 5.500%, 7/1/2038	20,722	21,170
Pool AL9865 3.000%, 2/1/2047	535,852	478,179
Pool AS6201 3.500%, 11/1/2045	104,400	97,057
Pool BJ2553 3.500%, 12/1/2047	184,746	170,565
Pool BN6683 3.500%, 6/1/2049	276,936	254,180
Pool BZ6304 4.020%, 1/1/2031	1,160,000	1,136,315
Pool BZ6433 4.580%, 3/1/2036	1,231,628	1,220,125
Pool CA0483 3.500%, 10/1/2047	532,406	491,884
Pool CA1624 3.000%, 4/1/2033	248,310	239,082
Pool MA0918 4.000%, 12/1/2041	77,436	74,647
Pool MA3687 4.000%, 6/1/2049	125,150	117,430
Pool MA3695 3.000%, 7/1/2034	3,317	3,171
		4,303,805
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,518,161)		$6,498,613
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	188	$178
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $186)		$178
US GOVERNMENTS – 54.57%
Sovereign Government – 54.57%
United States Treasury Bond
4.750%, 2/15/2037	6,600,497	$6,784,847
3.500%, 2/15/2039	832,289	748,865
3.750%, 11/15/2043	7,586,874	6,557,608
3.000%, 5/15/2047	6,779,223	5,031,984
4.750%, 5/15/2055	650,000	630,526
		19,753,830
United States Treasury Note
2.250%, 2/15/2027	2,532,255	2,504,949
2.375%, 5/15/2029	10,011,090	9,532,044

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
1.625%, 5/15/2031	5,951,124	$5,279,530
4.375%, 5/15/2034	3,725,000	3,726,164
		21,042,687
TOTAL US GOVERNMENTS (Cost $41,090,720)		$40,796,517
CORPORATE BONDS – 28.95%
Automotive – 1.77%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	1,328,842	$1,325,977
Banking – 7.12%
Bank of America Corp. 5.162% (U.S. SOFR + 1.000%), 1/24/2031(b)	800,000	810,828
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	1,115,000	1,140,673
Fifth Third Bancorp 8.250%, 3/1/2038	380,381	463,893
JPMorgan Chase & Co. 5.140% (U.S. SOFR + 1.010%), 1/24/2031(b)	800,000	808,996
PNC Financial Services Group, Inc. 4.075% (U.S. SOFR + 0.610%), 1/26/2029(b)	825,000	818,224
USB Capital IX 4.955% (CME Term SOFR 3M + 1.282%, minimum of 4.955%), 7/30/2026(b)	1,629,060	1,280,341
		5,322,955
Biotechnology & Pharmaceuticals – 2.18%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	1,655,000	1,634,413
Electric Utilities – 1.15%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	677,534	606,201
Commonwealth Edison Co. 5.900%, 3/15/2036	237,766	251,396
		857,597
Entertainment Content – 2.82%
Netflix, Inc. 4.375%, 11/15/2026	336,608	336,861
Univision Communications, Inc. 8.500%, 7/31/2031(d)	1,765,000	1,772,637
		2,109,498
Food – 1.26%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	986,533	946,060

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
Institutional Financial Services – 1.08%
Goldman Sachs Group, Inc. 5.049% (U.S. SOFR + 1.210%), 7/23/2030(b)	800,000	$804,687
Insurance – 0.50%
American National Group, Inc. 7.000% (U.S. Treasury Yield Curve Rate CMT 5Y + 3.183%), 12/1/2055(c)	380,000	371,059
Internet Media & Services – 2.81%
Alphabet, Inc. 4.100%, 2/15/2031	815,000	800,803
Expedia Group, Inc.
3.800%, 2/15/2028	150,307	148,388
3.250%, 2/15/2030	796,151	756,149
Meta Platforms, Inc. 4.950%, 5/15/2033	395,456	395,272
		2,100,612
IT Services – 1.63%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	1,205,000	1,219,705
Leisure Facilities & Services – 1.63%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	1,275,000	1,223,031
Medical Equipment & Devices – 0.77%
Baxter International, Inc. 3.132%, 12/1/2051	960,000	574,312
Oil & Gas Supply Chain – 0.67%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	516,689	498,409
Publishing & Broadcasting – 1.23%
Gray Media, Inc. 9.625%, 7/15/2032(d)	950,000	916,892
Real Estate Investment Trusts – 1.19%
Iron Mountain, Inc.
4.875%, 9/15/2027(d)	852,228	850,704
4.875%, 9/15/2027	38,767	38,698
		889,402
Retail - Discretionary – 0.91%
Kohl's Corp. 10.000%, 6/1/2030(d)	630,000	681,402

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 0.23%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	171,095	$171,554
TOTAL CORPORATE BONDS (Cost $21,631,855)		$21,647,565
FOREIGN ISSUER BONDS – 4.11%
Chemicals – 1.10%
Methanex Corp.
5.125%, 10/15/2027	283,229	$282,948
5.250%, 12/15/2029	541,689	538,481
		821,429
Oil, Gas Services & Equipment – 1.04%
Transocean International Ltd. 8.750%, 2/15/2030(d)	750,721	780,080
Telecommunications – 1.97%
Fibercop SpA 6.375%, 11/15/2033(d)	1,278,000	1,278,740
Telecom Italia Capital SA 6.375%, 11/15/2033	182,302	190,695
		1,469,435
TOTAL FOREIGN ISSUER BONDS (Cost $3,064,706)		$3,070,944
ASSET BACKED SECURITIES – 0.76%
Specialty Finance – 0.76%
SLM Private Credit Student Loan Trust Series 2004-B, 4.356%, (CME Term SOFR 3M + 0.692%), 9/15/2033(b)	147,727	$146,079
SLM Private Credit Student Loan Trust Series 2005-A, 4.236%, (CME Term SOFR 3M + 0.572%), 12/15/2038(b)	124,352	122,254
SLM Private Credit Student Loan Trust Series 2006-A, 4.216%, (CME Term SOFR 3M + 0.552%), 6/15/2039(b)	230,909	225,795
SLM Private Credit Student Loan Trust Series 2007-A, 4.166%, (CME Term SOFR 3M + 0.502%), 12/16/2041(b)	71,986	71,091
TOTAL ASSET BACKED SECURITIES (Cost $545,620)		$565,219

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.07%
Money Market Funds – 2.07%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(e)	1,548,893	$1,548,893
TOTAL SHORT-TERM INVESTMENTS (Cost $1,548,893)		$1,548,893
Total Investments (Cost $74,400,141) – 99.15%		$74,127,929
Other Assets in Excess of Liabilities – 0.85%		637,026
Total Net Assets – 100.00%		$74,764,955

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Variable rate security. The coupon is based on a reference index and spread index.
(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.
(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,633,768 which represented 15.56% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of June 30, 2026.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.